Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.2% OF NET ASSETS

U.S. Stocks 20.5%
Large-Cap 17.8%
Schwab Core Equity Fund	$826,164	$118,325	($50,547)	$1,124	($64,515)	$830,551	46,425	$118,325
Schwab Fundamental US Large Company Index Fund	978,652	20,220	(75,000)	(5,745)	48,719	966,846	43,571	20,220
Schwab S&P 500 Index Fund	5,568,093	504,527	(411,299)	8,420	230,064	5,899,805	94,472	94,527
Schwab Select Large Cap Growth Fund *	1,015,537	118,747	(81,005)	(36,551)	(2,599)	1,014,129	53,771	118,747
						8,711,331
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	310,945	285,648	—	—	37,531	634,124	11,436	5,647
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	705,428	60,625	(76,198)	(8,639)	(10,526)	670,690	36,630	60,625
						10,016,145

International Stocks 7.9%
Developed Markets 7.9%
Schwab Fundamental International Large Company Index Fund	—	191,482	—	—	—	191,482	19,460	—
Schwab International Core Equity Fund	1,678,548	126,142	(527,561)	(17,769)	279,697	1,539,057	153,293	56,142
Schwab International Opportunities Fund	2,348,144	88,168	(715,196)	(148,980)	545,065	2,117,201	106,768	88,168
						3,847,740

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	1,180,683	8,645	(90,239)	(17,704)	162,198	1,243,583	187,852	8,645

Fixed Income 40.8%
Inflation-Protected Bond 6.7%
Schwab Treasury Inflation Protected Securities Index Fund	3,062,555	218,647	—	—	(14,990)	3,266,212	314,664	98,646
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond Index Fund	11,807,858	522,185	(199,999)	(42,107)	697,578	12,785,515	1,408,096	87,364
Short-Term Bond 8.0%
Schwab Short-Term Bond Index Fund	4,518,216	147,476	(850,001)	(50,275)	140,688	3,906,104	410,736	27,471
						19,957,831

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$1,707,758	$16,978	$—	$—	$685	$1,725,421	1,724,731	$17,934
Total Affiliated Underlying Funds (Cost $33,546,782)	$35,708,581	$2,427,815	($3,077,045)	($318,226)	$2,049,595	$36,790,720		$802,461

UNAFFILIATED UNDERLYING FUNDS 23.7% OF NET ASSETS

U.S. Stocks 5.7%
Large-Cap 5.2%
ClearBridge Large Cap Growth Fund, Class IS *						$1,254,345	24,408
Dodge & Cox Stock Fund, Class I						1,304,720	5,673
						2,559,065
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						221,726	5,335
						2,780,791

Fixed Income 18.0%
Intermediate-Term Bond 15.9%
Baird Aggregate Bond Fund, Institutional Class						6,465,926	653,124
Loomis Sayles Investment Grade Bond Fund, Class Y						445,565	44,871
Western Asset Core Plus Bond Fund, Class I						861,956	88,045
						7,773,447
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						1,013,145	106,759
						8,786,592
Total Unaffiliated Underlying Funds (Cost $11,867,347)						$11,567,383
Total Investments in Securities (Cost $45,414,129)						$48,358,103

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.2% OF NET ASSETS

U.S. Stocks 22.1%
Large-Cap 19.6%
Schwab Core Equity Fund	$1,110,851	$159,098	($90,000)	($4,052)	($87,828)	$1,088,069	60,820	$159,098
Schwab Fundamental US Large Company Index Fund	1,306,242	25,381	(80,000)	(3,045)	64,469	1,313,047	59,173	25,381
Schwab S&P 500 Index Fund	7,789,834	124,070	(200,000)	143,554	173,595	8,031,053	128,600	124,070
Schwab Select Large Cap Growth Fund *	1,064,728	124,499	—	—	(41,047)	1,148,180	60,879	124,499
						11,580,349
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund	446,819	131,149	—	—	31,560	609,528	10,992	6,995
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	925,566	83,154	(112,847)	(1,144)	(24,277)	870,452	47,540	83,154
						13,060,329

International Stocks 9.0%
Developed Markets 9.0%
Schwab Fundamental International Large Company Index Fund	—	265,514	—	—	—	265,514	26,983	—
Schwab International Core Equity Fund	2,398,451	79,244	(701,973)	(24,880)	383,197	2,134,039	212,554	79,244
Schwab International Opportunities Fund	3,360,046	123,136	(1,122,336)	(24,454)	600,541	2,936,933	148,106	123,136
						5,336,486

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,613,749	11,817	(162,247)	(28,680)	226,173	1,660,812	250,878	11,817

Fixed Income 37.9%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	3,659,414	187,613	(90,000)	(5,732)	(10,185)	3,741,110	360,415	110,665
Intermediate-Term Bond 24.2%
Schwab U.S. Aggregate Bond Index Fund	13,464,248	294,428	(200,000)	(27,186)	775,507	14,306,997	1,575,660	99,020
Short-Term Bond 7.4%
Schwab Short-Term Bond Index Fund	5,279,826	30,135	(1,055,000)	(65,809)	164,862	4,354,014	457,835	30,130
						22,402,121

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$1,957,711	$19,463	$—	$—	$785	$1,977,959	1,977,168	$20,559
Total Affiliated Underlying Funds (Cost $39,146,692)	$44,377,485	$1,658,701	($3,814,403)	($41,428)	$2,257,352	$44,437,707		$997,768

UNAFFILIATED UNDERLYING FUNDS 24.1% OF NET ASSETS

U.S. Stocks 6.5%
Large-Cap 6.0%
ClearBridge Large Cap Growth Fund, Class IS *						$1,781,927	34,675
Dodge & Cox Stock Fund, Class I						1,744,180	7,583
						3,526,107
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						309,936	7,458
						3,836,043

Fixed Income 17.6%
Intermediate-Term Bond 15.4%
Baird Aggregate Bond Fund, Institutional Class						6,892,664	696,229
Loomis Sayles Investment Grade Bond Fund, Class Y						702,299	70,725
Western Asset Core Plus Bond Fund, Class I						1,529,755	156,257
						9,124,718
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						1,285,386	135,446
						10,410,104
Total Unaffiliated Underlying Funds (Cost $14,578,407)						$14,246,147
Total Investments in Securities (Cost $53,725,099)						$58,683,854

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.3% OF NET ASSETS

U.S. Stocks 23.0%
Large-Cap 20.1%
Schwab Core Equity Fund	$8,292,907	$1,107,502	($580,000)	$162,094	($735,565)	$8,246,938	460,980	$1,107,502
Schwab Fundamental US Large Company Index Fund	6,138,957	126,835	—	—	295,758	6,561,550	295,699	126,835
Schwab S&P 500 Index Fund	55,195,348	901,683	(1,780,000)	691,304	1,544,031	56,552,366	905,562	901,683
Schwab Select Large Cap Growth Fund *	6,434,942	752,441	—	—	(248,074)	6,939,309	367,938	752,441
						78,300,163
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	3,310,975	1,963,003	—	—	233,868	5,507,846	99,330	51,830
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	6,086,616	546,831	(568,685)	34,475	(201,644)	5,897,593	322,097	546,831
						89,705,602

International Stocks 9.9%
Developed Markets 9.9%
Schwab Fundamental International Large Company Index Fund	—	1,930,731	—	—	—	1,930,731	196,212	—
Schwab International Core Equity Fund	17,430,537	565,034	(5,115,792)	(94,758)	2,733,278	15,518,299	1,545,647	565,034
Schwab International Opportunities Fund	24,565,295	867,821	(8,271,701)	(680,457)	4,874,829	21,355,787	1,076,943	867,821
						38,804,817

Real Estate 3.0%
Global Real Estate 3.0%
Schwab Global Real Estate Fund	11,428,058	79,047	(1,190,091)	(295,334)	1,644,278	11,665,958	1,762,229	79,047

Fixed Income 36.3%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	23,534,113	719,552	(320,000)	(23,558)	(85,556)	23,824,551	2,295,236	719,552
Intermediate-Term Bond 23.2%
Schwab U.S. Aggregate Bond Index Fund	85,184,431	1,761,882	(1,320,000)	(190,162)	4,913,583	90,349,734	9,950,411	626,648
Short-Term Bond 7.0%
Schwab Short-Term Bond Index Fund	32,998,417	190,628	(6,400,000)	(384,116)	1,019,139	27,424,068	2,883,708	190,599
						141,598,353

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$12,062,266	$119,922	$—	$—	$4,838	$12,187,026	12,182,153	$126,671
Total Affiliated Underlying Funds (Cost $252,601,513)	$292,662,862	$11,632,912	($25,546,269)	($780,512)	$15,992,763	$293,961,756		$6,662,494

UNAFFILIATED UNDERLYING FUNDS 24.1% OF NET ASSETS

U.S. Stocks 7.1%
Large-Cap 6.5%
ClearBridge Large Cap Growth Fund, Class IS *						$12,528,983	243,802
Dodge & Cox Stock Fund, Class I						12,808,510	55,689
						25,337,493
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *						2,306,307	55,493
						27,643,800

Fixed Income 17.0%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class						41,571,803	4,199,172
Loomis Sayles Investment Grade Bond Fund, Class Y						4,920,877	495,557
Western Asset Core Plus Bond Fund, Class I						11,315,178	1,155,789
						57,807,858
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,449,019	890,308
						66,256,877
Total Unaffiliated Underlying Funds (Cost $95,520,015)						$93,900,677
Total Investments in Securities (Cost $348,121,528)						$387,862,433

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.4% OF NET ASSETS

U.S. Stocks 25.5%
Large-Cap 22.4%
Schwab Core Equity Fund	$14,329,466	$2,052,295	($1,705,033)	$2,723	($1,131,249)	$13,548,202	757,306	$2,052,295
Schwab Fundamental US Large Company Index Fund	8,345,262	172,419	—	—	402,052	8,919,733	401,971	172,419
Schwab S&P 500 Index Fund	83,904,912	1,370,689	(7,669,022)	2,752,255	595,932	80,954,766	1,296,313	1,370,689
Schwab Select Large Cap Growth Fund *	10,638,293	1,243,941	—	—	(410,119)	11,472,115	608,278	1,243,941
						114,894,816
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	5,264,531	82,411	—	—	371,856	5,718,798	103,134	82,411
Small-Cap 2.0%
Schwab Small-Cap Equity Fund	10,592,938	951,687	(830,081)	50,321	(341,257)	10,423,608	569,285	951,687
						131,037,222

International Stocks 12.8%
Developed Markets 12.8%
Schwab Fundamental International Large Company Index Fund	—	3,271,375	—	—	—	3,271,375	332,457	—
Schwab International Core Equity Fund	28,797,712	970,651	(7,734,681)	(356,945)	4,617,183	26,293,920	2,618,916	970,651
Schwab International Opportunities Fund	41,541,259	1,552,392	(14,036,619)	(2,984,734)	10,156,641	36,228,939	1,826,976	1,552,392
						65,794,234

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	17,761,496	130,050	(1,963,127)	(385,508)	2,559,186	18,102,097	2,734,456	130,050

Fixed Income 29.1%
Inflation-Protected Bond 4.1%
Schwab Treasury Inflation Protected Securities Index Fund	17,537,680	4,365,066	(570,000)	(103,636)	19,392	21,248,502	2,047,062	525,795
Intermediate-Term Bond 19.2%
Schwab U.S. Aggregate Bond Index Fund	85,748,757	8,656,753	(600,000)	(129,398)	4,907,737	98,583,849	10,857,252	634,092
Short-Term Bond 5.8%
Schwab Short-Term Bond Index Fund	32,760,535	194,032	(3,500,000)	(327,029)	965,997	30,093,535	3,164,410	194,000
						149,925,886

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$12,758,249	$126,842	$—	$—	$5,117	$12,890,208	12,885,054	$133,979
Total Affiliated Underlying Funds (Cost $332,736,489)	$369,981,090	$25,140,603	($38,608,563)	($1,481,951)	$22,718,468	$377,749,647		$10,014,401

UNAFFILIATED UNDERLYING FUNDS 25.9% OF NET ASSETS

U.S. Stocks 8.6%
Large-Cap 7.8%
ClearBridge Large Cap Growth Fund, Class IS *						$17,358,414	337,778
Dodge & Cox Stock Fund, Class I						22,767,020	98,987
						40,125,434
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *						3,991,661	96,046
						44,117,095

International Stocks 0.3%
Emerging Markets 0.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,392,597	172,351

Fixed Income 17.0%
Intermediate-Term Bond 13.8%
Baird Aggregate Bond Fund, Institutional Class						41,527,578	4,194,705
Loomis Sayles Investment Grade Bond Fund, Class Y						9,894,966	996,472
Western Asset Core Plus Bond Fund, Class I						19,798,110	2,022,279
						71,220,654
International Bond 3.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						16,475,116	1,736,050
						87,695,770
Total Unaffiliated Underlying Funds (Cost $135,723,633)						$133,205,462
Total Investments in Securities (Cost $468,460,122)						$510,955,109

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 72.5% OF NET ASSETS

U.S. Stocks 31.6%
Large-Cap 27.3%
Schwab Core Equity Fund	$32,445,258	$4,646,875	($2,574,320)	$69,070	($2,558,583)	$32,028,300	1,790,291	$4,646,875
Schwab Fundamental US Large Company Index Fund	21,830,992	451,043	—	—	1,051,759	23,333,794	1,051,545	451,043
Schwab S&P 500 Index Fund	171,179,899	2,796,433	(7,282,605)	487,257	6,533,944	173,714,928	2,781,664	2,796,433
Schwab Select Large Cap Growth Fund *	29,002,992	4,539,521	—	—	(1,118,099)	32,424,414	1,719,216	3,391,334
						261,501,436
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	11,694,004	183,057	—	—	825,998	12,703,059	229,090	183,057
Small-Cap 3.0%
Schwab Small-Cap Equity Fund	26,985,882	2,424,455	—	—	(741,168)	28,669,169	1,565,766	2,424,455
						302,873,664

International Stocks 16.5%
Developed Markets 16.5%
Schwab Fundamental International Large Company Index Fund	—	7,871,887	—	—	—	7,871,887	799,989	—
Schwab International Core Equity Fund	65,372,837	2,259,746	(14,208,536)	(999,667)	10,832,164	63,256,544	6,300,453	2,259,746
Schwab International Opportunities Fund	93,059,884	3,544,258	(25,599,391)	(5,461,765)	21,524,492	87,067,478	4,390,695	3,544,258
						158,195,909

Real Estate 4.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	39,349,502	288,118	(2,009,844)	(394,683)	5,210,332	42,443,425	6,411,393	288,118

Fixed Income 18.4%
Inflation-Protected Bond 1.4%
Schwab Treasury Inflation Protected Securities Index Fund	10,878,574	3,558,533	(630,000)	(105,184)	61,463	13,763,386	1,325,952	317,807
Intermediate-Term Bond 13.0%
Schwab U.S. Aggregate Bond Index Fund	105,717,569	13,068,762	—	—	5,913,840	124,700,171	13,733,499	786,165
Short-Term Bond 4.0%
Schwab Short-Term Bond Index Fund	40,460,152	245,639	(3,060,000)	(284,327)	1,092,773	38,454,237	4,043,558	245,596
						176,917,794

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$14,781,105	$146,953	$—	$—	$5,928	$14,933,986	14,928,015	$155,222
Total Affiliated Underlying Funds (Cost $565,426,282)	$662,758,650	$46,025,280	($55,364,696)	($6,689,299)	$48,634,843	$695,364,778		$21,490,109

UNAFFILIATED UNDERLYING FUNDS 26.6% OF NET ASSETS

U.S. Stocks 10.0%
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS *						$34,628,346	673,834
Dodge & Cox Stock Fund, Class I						52,464,394	228,106
						87,092,740
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						9,143,850	220,016
						96,236,590

International Stocks 1.1%
Emerging Markets 1.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,685,230	1,322,430

Fixed Income 15.5%
Intermediate-Term Bond 11.4%
Baird Aggregate Bond Fund, Institutional Class						45,847,473	4,631,058
Loomis Sayles Investment Grade Bond Fund, Class Y						27,106,095	2,729,717
Western Asset Core Plus Bond Fund, Class I						36,606,091	3,739,131
						109,559,659
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						38,967,541	4,106,169
						148,527,200
Total Unaffiliated Underlying Funds (Cost $259,341,010)						$255,449,020
Total Investments in Securities (Cost $824,767,292)						$950,813,798

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.8% OF NET ASSETS

U.S. Stocks 36.3%
Large-Cap 31.2%
Schwab Core Equity Fund	$19,218,390	$2,752,496	($749,388)	($28,065)	($1,446,555)	$19,746,878	1,103,794	$2,752,496
Schwab Fundamental US Large Company Index Fund	20,875,291	431,298	—	—	1,005,716	22,312,305	1,005,512	431,298
Schwab S&P 500 Index Fund	94,686,248	1,546,815	(297,892)	10,924	3,881,471	99,827,566	1,598,520	1,546,815
Schwab Select Large Cap Growth Fund *	19,285,660	3,627,112	—	—	(743,485)	22,169,287	1,175,466	2,255,082
						164,056,036
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	7,498,973	117,388	—	—	529,685	8,146,046	146,908	117,388
Small-Cap 3.5%
Schwab Small-Cap Equity Fund	19,558,178	1,670,444	(2,269,288)	(131,111)	(404,517)	18,423,706	1,006,210	1,670,444
						190,625,788

International Stocks 19.2%
Developed Markets 19.2%
Schwab Fundamental International Large Company Index Fund	—	5,013,344	—	—	—	5,013,344	509,486	—
Schwab International Core Equity Fund	39,543,453	1,426,849	(6,696,150)	(1,065,554)	7,075,745	40,284,343	4,012,385	1,426,849
Schwab International Opportunities Fund	55,559,513	2,134,222	(12,080,993)	(3,047,930)	12,852,185	55,416,997	2,794,604	2,134,222
						100,714,684

Real Estate 5.1%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	23,285,865	540,366	—	—	2,849,758	26,675,989	4,029,606	170,500

Fixed Income 12.0%
Intermediate-Term Bond 9.4%
Schwab U.S. Aggregate Bond Index Fund	41,403,828	5,504,477	—	—	2,316,130	49,224,435	5,421,193	307,898
Short-Term Bond 2.6%
Schwab Short-Term Bond Index Fund	15,749,824	93,205	(2,192,793)	(212,768)	518,473	13,955,941	1,467,502	93,188
						63,180,376

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	6,066,373	60,312	—	—	2,433	6,129,118	6,126,667	63,705
Total Affiliated Underlying Funds (Cost $333,115,045)	$362,731,596	$24,918,328	($24,286,504)	($4,474,504)	$28,437,039	$387,325,955		$12,969,885

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.3% OF NET ASSETS

U.S. Stocks 10.5%
Large-Cap 9.3%
ClearBridge Large Cap Growth Fund, Class IS *						$21,644,054	421,172
Dodge & Cox Stock Fund, Class I						27,084,437	117,758
						48,728,491
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *						6,401,312	154,026
						55,129,803

International Stocks 2.0%
Emerging Markets 2.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,406,265	1,287,904

Fixed Income 12.8%
Intermediate-Term Bond 9.0%
Baird Aggregate Bond Fund, Institutional Class						15,039,939	1,519,186
Loomis Sayles Investment Grade Bond Fund, Class Y						16,178,841	1,629,289
Western Asset Core Plus Bond Fund, Class I						16,326,930	1,667,715
						47,545,710
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						19,926,364	2,099,722
						67,472,074
Total Unaffiliated Underlying Funds (Cost $136,332,071)						$133,008,142
Total Investments in Securities (Cost $469,447,116)						$520,334,097

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.6% OF NET ASSETS

U.S. Stocks 39.0%
Large-Cap 33.2%
Schwab Core Equity Fund	$41,499,241	$5,943,604	($1,694,337)	$45,460	($3,229,682)	$42,564,286	2,379,222	$5,943,604
Schwab Fundamental US Large Company Index Fund	40,652,024	839,899	—	—	1,958,505	43,450,428	1,958,109	839,899
Schwab S&P 500 Index Fund	202,140,292	3,302,208	(6,793,016)	407,883	7,879,675	206,937,042	3,313,644	3,302,208
Schwab Select Large Cap Growth Fund *	45,175,783	8,280,877	—	—	(1,741,579)	51,715,081	2,742,051	5,282,426
						344,666,837
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	15,713,224	245,974	—	—	1,109,892	17,069,090	307,828	245,974
Small-Cap 4.2%
Schwab Small-Cap Equity Fund	43,425,211	3,901,391	(2,461,958)	102,240	(1,324,527)	43,642,357	2,383,526	3,901,391
						405,378,284

International Stocks 21.4%
Developed Markets 21.4%
Schwab Fundamental International Large Company Index Fund	—	11,061,506	—	—	—	11,061,506	1,124,137	—
Schwab International Core Equity Fund	83,038,692	2,999,273	(9,760,128)	(1,223,358)	13,807,592	88,862,071	8,850,804	2,999,273
Schwab International Opportunities Fund	121,426,506	4,613,596	(25,044,499)	(5,978,652)	27,298,288	122,315,239	6,168,192	4,613,596
						222,238,816

Real Estate 5.6%
Global Real Estate 5.6%
Schwab Global Real Estate Fund	51,215,066	374,999	—	—	6,267,775	57,857,840	8,739,855	374,999

Fixed Income 8.1%
Intermediate-Term Bond 6.2%
Schwab U.S. Aggregate Bond Index Fund	58,426,328	2,647,503	—	—	3,268,368	64,342,199	7,086,145	434,486
Short-Term Bond 1.9%
Schwab Short-Term Bond Index Fund	21,059,178	127,713	(2,070,000)	(183,351)	612,118	19,545,658	2,055,274	127,689
						83,887,857

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$4,918,529	$48,899	$—	$—	$1,973	$4,969,401	4,967,414	$51,651
Total Affiliated Underlying Funds (Cost $614,733,201)	$728,690,074	$44,387,442	($47,823,938)	($6,829,778)	$55,908,398	$774,332,198		$28,117,196

UNAFFILIATED UNDERLYING FUNDS 24.5% OF NET ASSETS

U.S. Stocks 12.1%
Large-Cap 10.6%
ClearBridge Large Cap Growth Fund, Class IS *						$46,673,507	908,222
Dodge & Cox Stock Fund, Class I						63,201,291	274,788
						109,874,798
Small-Cap 1.5%
ClearBridge Small Cap Growth Fund, Class IS *						15,558,628	374,365
						125,433,426

International Stocks 2.8%
Emerging Markets 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						29,714,930	3,677,590

Fixed Income 9.6%
Intermediate-Term Bond 6.8%
Baird Aggregate Bond Fund, Institutional Class						20,665,190	2,087,393
Loomis Sayles Investment Grade Bond Fund, Class Y						30,299,116	3,051,270
Western Asset Core Plus Bond Fund, Class I						19,995,130	2,042,403
						70,959,436
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						28,448,504	2,997,735
						99,407,940
Total Unaffiliated Underlying Funds (Cost $257,042,214)						$254,556,296
Total Investments in Securities (Cost $871,775,415)						$1,028,888,494

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.7% OF NET ASSETS

U.S. Stocks 42.2%
Large-Cap 35.6%
Schwab Core Equity Fund	$9,148,532	$1,310,271	$—	$—	($701,964)	$9,756,839	545,380	$1,310,271
Schwab Fundamental US Large Company Index Fund	10,321,556	213,250	—	—	497,265	11,032,071	497,164	213,250
Schwab S&P 500 Index Fund	42,795,978	699,125	—	—	1,759,272	45,254,375	724,650	699,125
Schwab Select Large Cap Growth Fund *	13,457,746	2,743,275	—	—	(458,767)	15,742,254	834,690	1,573,621
						81,785,539
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	3,472,391	606,185	—	—	245,271	4,323,847	77,977	54,356
Small-Cap 4.7%
Schwab Small-Cap Equity Fund	11,345,497	986,096	(1,135,018)	(215,785)	(95,231)	10,885,559	594,514	986,096
						96,994,945

International Stocks 23.2%
Developed Markets 23.2%
Schwab Fundamental International Large Company Index Fund	—	2,657,377	—	—	—	2,657,377	270,059	—
Schwab International Core Equity Fund	18,951,106	691,900	(1,225,320)	(184,292)	3,114,352	21,347,746	2,126,270	691,900
Schwab International Opportunities Fund	28,764,281	1,104,930	(5,539,893)	(2,191,997)	7,250,182	29,387,503	1,481,972	1,104,930
						53,392,626

Real Estate 6.1%
Global Real Estate 6.1%
Schwab Global Real Estate Fund	11,818,634	723,759	—	—	1,453,337	13,995,730	2,114,159	86,535

Fixed Income 5.0%
Intermediate-Term Bond 3.8%
Schwab U.S. Aggregate Bond Index Fund	6,926,746	1,748,266	(270,000)	(66,196)	438,575	8,777,391	966,673	49,544
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund	2,687,055	16,673	—	—	54,872	2,758,600	290,074	16,673
						11,535,991

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	428,943	4,264	—	—	172	433,379	433,206	4,504
Total Affiliated Underlying Funds (Cost $165,453,050)	$160,118,465	$13,505,371	($8,170,231)	($2,658,270)	$13,557,336	$176,352,671		$6,790,805

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.6% OF NET ASSETS

U.S. Stocks 12.2%
Large-Cap 10.6%
ClearBridge Large Cap Growth Fund, Class IS *						$9,316,222	181,285
Dodge & Cox Stock Fund, Class I						14,978,785	65,125
						24,295,007
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						3,752,811	90,299
						28,047,818

International Stocks 3.8%
Emerging Markets 3.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						8,785,868	1,087,360

Fixed Income 6.6%
Intermediate-Term Bond 4.8%
Baird Aggregate Bond Fund, Institutional Class						2,423,574	244,805
Loomis Sayles Investment Grade Bond Fund, Class Y						5,576,042	561,535
Western Asset Core Plus Bond Fund, Class I						2,970,058	303,377
						10,969,674
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,221,201	444,805
						15,190,875
Total Unaffiliated Underlying Funds (Cost $52,578,455)						$52,024,561
Total Investments in Securities (Cost $218,031,505)						$228,377,232

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.1% OF NET ASSETS

U.S. Stocks 44.2%
Large-Cap 37.0%
Schwab Core Equity Fund	$9,356,146	$1,806,569	$—	$—	($717,894)	$10,444,821	583,836	$1,340,006
Schwab Fundamental US Large Company Index Fund	10,937,885	225,984	—	—	526,958	11,690,827	526,851	225,984
Schwab S&P 500 Index Fund	41,211,669	1,773,243	—	—	1,723,252	44,708,164	715,903	673,243
Schwab Select Large Cap Growth Fund *	15,306,770	3,558,708	—	—	(432,094)	18,433,384	977,380	1,789,828
						85,277,196
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	3,531,016	725,695	—	—	249,412	4,506,123	81,265	55,274
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	11,977,527	1,054,752	(695,601)	(142,729)	(187,109)	12,006,840	655,753	1,054,752
						101,790,159

International Stocks 24.3%
Developed Markets 24.3%
Schwab Fundamental International Large Company Index Fund	—	2,783,156	—	—	—	2,783,156	282,841	—
Schwab International Core Equity Fund	20,423,982	745,675	(1,913,632)	(362,605)	3,464,099	22,357,519	2,226,845	745,675
Schwab International Opportunities Fund	29,636,568	1,138,437	(5,145,171)	(2,260,358)	7,399,751	30,769,227	1,551,650	1,138,437
						55,909,902

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	12,421,900	687,439	—	—	1,542,190	14,651,529	2,213,222	93,054

Fixed Income 3.2%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond Index Fund	5,588,502	219,900	(350,000)	(79,234)	374,637	5,753,805	633,679	39,911
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	1,651,101	190,343	(260,000)	(12,694)	45,735	1,614,485	169,767	10,343
						7,368,290

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	28,287	282	—	—	11	28,580	28,569	297
Total Affiliated Underlying Funds (Cost $169,425,350)	$162,071,353	$14,910,183	($8,364,404)	($2,857,620)	$13,988,948	$179,748,460		$7,166,804

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 21.2% OF NET ASSETS

U.S. Stocks 12.0%
Large-Cap 10.3%
ClearBridge Large Cap Growth Fund, Class IS *						$8,336,861	162,227
Dodge & Cox Stock Fund, Class I						15,294,420	66,497
						23,631,281
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *						4,028,401	96,930
						27,659,682

International Stocks 4.6%
Emerging Markets 4.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,621,666	1,314,563

Fixed Income 4.6%
Intermediate-Term Bond 3.4%
Baird Aggregate Bond Fund, Institutional Class						1,249,430	126,205
Loomis Sayles Investment Grade Bond Fund, Class Y						4,555,817	458,793
Western Asset Core Plus Bond Fund, Class I						1,944,587	198,630
						7,749,834
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,886,921	304,207
						10,636,755
Total Unaffiliated Underlying Funds (Cost $48,762,061)						$48,918,103
Total Investments in Securities (Cost $218,187,411)						$228,666,563

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.6% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 38.3%
Schwab Core Equity Fund	$6,240,346	$1,296,436	$—	$—	($478,819)	$7,057,963	394,520	$893,754
Schwab Fundamental US Large Company Index Fund	7,508,334	911,972	—	—	366,087	8,786,393	395,962	161,971
Schwab S&P 500 Index Fund	27,114,769	1,512,953	—	—	1,143,538	29,771,260	476,722	442,953
Schwab Select Large Cap Growth Fund *	11,008,755	2,722,315	—	—	(318,242)	13,412,828	711,179	1,287,259
						59,028,444
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	2,273,781	649,196	—	—	160,606	3,083,583	55,610	35,594
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	8,219,833	722,804	(282,427)	(54,965)	(170,514)	8,434,731	460,663	722,804
						70,546,758

International Stocks 24.9%
Developed Markets 24.9%
Schwab Fundamental International Large Company Index Fund	—	1,909,148	—	—	—	1,909,148	194,019	—
Schwab International Core Equity Fund	14,069,333	508,152	(1,383,489)	(263,184)	2,405,868	15,336,680	1,527,558	508,152
Schwab International Opportunities Fund	20,055,778	770,408	(3,317,915)	(1,406,054)	4,908,957	21,011,174	1,059,565	770,408
						38,257,002

Real Estate 6.5%
Global Real Estate 6.5%
Schwab Global Real Estate Fund	8,520,415	478,319	—	—	1,051,101	10,049,835	1,518,102	62,387

Fixed Income 2.4%
Intermediate-Term Bond 1.9%
Schwab U.S. Aggregate Bond Index Fund	2,198,825	548,057	—	—	128,422	2,875,304	316,663	18,063
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	1,152,808	5,076	(340,000)	(31,257)	47,484	834,111	87,709	5,076
						3,709,415
Total Affiliated Underlying Funds (Cost $117,399,775)	$108,362,977	$12,034,836	($5,323,831)	($1,755,460)	$9,244,488	$122,563,010		$4,908,421

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 19.9% OF NET ASSETS

U.S. Stocks 11.5%
Large-Cap 9.6%
ClearBridge Large Cap Growth Fund, Class IS *						$4,452,452	86,640
Dodge & Cox Stock Fund, Class I						10,373,710	45,103
						14,826,162
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						2,830,781	68,113
						17,656,943

International Stocks 5.2%
Emerging Markets 5.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						7,946,006	983,417

Fixed Income 3.2%
Intermediate-Term Bond 2.3%
Baird Aggregate Bond Fund, Institutional Class						184,432	18,629
Loomis Sayles Investment Grade Bond Fund, Class Y						2,440,315	245,752
Western Asset Core Plus Bond Fund, Class I						971,130	99,196
						3,595,877
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,413,235	148,918
						5,009,112
Total Unaffiliated Underlying Funds (Cost $30,587,787)						$30,612,061
Total Investments in Securities (Cost $147,987,562)						$153,175,071

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.2% OF NET ASSETS

U.S. Stocks 47.4%
Large-Cap 39.6%
Schwab Core Equity Fund	$1,906,023	$422,984	$—	$—	($140,415)	$2,188,592	122,336	$272,984
Schwab Fundamental US Large Company Index Fund	2,379,828	274,170	—	—	119,341	2,773,339	124,981	49,169
Schwab S&P 500 Index Fund	7,909,075	802,736	(120,000)	(12,447)	361,402	8,940,766	143,167	132,735
Schwab Select Large Cap Growth Fund *	3,813,622	740,928	—	—	(118,204)	4,436,346	235,225	445,929
						18,339,043
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	752,172	131,774	—	—	56,146	940,092	16,954	11,774
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	2,301,005	498,071	(88,344)	(21,148)	(42,215)	2,647,369	144,586	218,071
						21,926,504

International Stocks 25.4%
Developed Markets 25.4%
Schwab Fundamental International Large Company Index Fund	—	586,113	—	—	—	586,113	59,564	—
Schwab International Core Equity Fund	4,161,272	291,480	(382,901)	(69,399)	707,678	4,708,130	468,937	156,480
Schwab International Opportunities Fund	6,142,873	285,248	(1,014,981)	(488,277)	1,553,615	6,478,478	326,701	235,248
						11,772,721

Real Estate 6.7%
Global Real Estate 6.7%
Schwab Global Real Estate Fund	2,650,647	124,722	—	—	332,724	3,108,093	469,500	19,723

Fixed Income 1.7%
Intermediate-Term Bond 1.3%
Schwab U.S. Aggregate Bond Index Fund	436,257	125,061	—	—	24,404	585,722	64,507	3,244
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	200,989	1,247	—	—	4,105	206,341	21,697	1,247
						792,063
Total Affiliated Underlying Funds (Cost $37,361,227)	$32,653,763	$4,284,534	($1,606,226)	($591,271)	$2,858,581	$37,599,381		$1,546,604

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 18.3% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *						$1,281,486	24,936
Dodge & Cox Stock Fund, Class I						2,812,521	12,228
						4,094,007
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						884,631	21,286
						4,978,638

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						2,571,741	318,285

Fixed Income 2.0%
Intermediate-Term Bond 1.4%
Loomis Sayles Investment Grade Bond Fund, Class Y						547,586	55,145
Western Asset Core Plus Bond Fund, Class I						103,115	10,533
						650,701
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						263,143	27,728
						913,844
Total Unaffiliated Underlying Funds (Cost $8,520,244)						$8,464,223
Total Investments in Securities (Cost $45,881,471)						$46,063,604

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.3% OF NET ASSETS

U.S. Stocks 47.9%
Large-Cap 40.0%
Schwab Core Equity Fund	$320,507	$121,117	$—	$—	($23,577)	$418,047	23,368	$48,117
Schwab Fundamental US Large Company Index Fund	395,448	126,658	—	—	21,217	543,323	24,485	8,658
Schwab S&P 500 Index Fund	1,318,648	337,533	(5,896)	(574)	63,190	1,712,901	27,428	23,131
Schwab Select Large Cap Growth Fund *	623,625	253,406	—	—	(19,500)	857,531	45,468	79,406
						3,531,802
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	117,344	61,049	(7,108)	(1,128)	12,241	182,398	3,289	2,050
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	375,251	150,362	—	—	(11,032)	514,581	28,104	39,361
						4,228,781

International Stocks 25.7%
Developed Markets 25.7%
Schwab Fundamental International Large Company Index Fund	—	113,126	—	—	—	113,126	11,497	—
Schwab International Core Equity Fund	737,144	66,913	(10,403)	(933)	115,896	908,617	90,500	26,913
Schwab International Opportunities Fund	1,011,213	136,438	(82,099)	(43,328)	224,195	1,246,419	62,855	39,438
						2,268,162

Real Estate 6.8%
Global Real Estate 6.8%
Schwab Global Real Estate Fund	434,086	101,400	—	—	59,077	594,563	89,813	3,401

Fixed Income 0.9%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	28,329	11,264	—	—	1,808	41,401	4,560	265
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	31,877	8,230	—	—	702	40,809	4,291	230
						82,210
Total Affiliated Underlying Funds (Cost $7,904,413)	$5,393,472	$1,487,496	($105,506)	($45,963)	$444,217	$7,173,716		$270,970

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 18.2% OF NET ASSETS

U.S. Stocks 10.8%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *						$229,066	4,457
Dodge & Cox Stock Fund, Class I						545,466	2,372
						774,532
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *						174,680	4,203
						949,212

International Stocks 5.9%
Emerging Markets 5.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						519,306	64,271

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y						84,494	8,509
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						48,956	5,159
						133,450
Total Unaffiliated Underlying Funds (Cost $1,762,699)						$1,601,968
Total Investments in Securities (Cost $9,667,112)						$8,775,684

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JAN23